Biological Assets (Tables)	12 Months Ended
Dec. 31, 2019
Changes In Biological Assets [Abstract]
Summary of Change in Carrying Value of Biological Assets

The Company’s biological assets consist of cannabis plants in various stages of vegetation, including plants which have not been harvested, and a variety of flowers in various stages of growth. The change in carrying value of biological assets are as follows:

	December 31, 2019	December 31, 2018
Balance, beginning of year	876	54
Increase in biological assets due to capitalized costs	62,331	2,537
Net change in fair value of biological assets	30,726	(1,280)
Transferred to inventory upon harvest	(80,991)	(435)
Acquisitions (note 5a)	1,288	—
Foreign currency translation	79	—
Balance, end of year	14,309	876

Summary of Significant Unobservable Inputs and Impact on Fair Value of Biological Assets

Management believes the most significant unobservable inputs and their impact on fair value of biological assets are as follows:

Assumption	Input	Weighted average input		Effect of 10% change ($000s)
		December 31 2019	December 31 2018	December 31 2019	December 31 2018
Yield per square foot of growing space (1)	Grams	47	45	1,183	87
Average net selling price (2)	$/gram	5.47	5.25	3,021	294
After harvest cost to complete and sell	$/gram	2.34	0.70	267	39
(1)	Varies by strain; obtained through historical growing results or grower estimate if historical results are not available.
(2)	Varies by strain and sales market; obtained through average selling prices or estimated future selling prices if historical results are not available.